Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Related Party Transactions [Text Block]
4.	Related Party Transactions

(a)

As at December 31, 2012, the Company was indebted to the Chief Executive Officer (“CEO”) of the Company for $286,203 (Cdn$285,000) (June 30, 2012 - $269,872 (Cdn$275,000)). The amount due is non- interest bearing, unsecured and due on demand.

	(b)	As at December 31, 2012, the Company was indebted to the former CEO of the Company for $539,430 (Cdn$537,167) (June 30, 2012 - $513,757 (Cdn$522,322)), which consists of the following amounts:

		(i)	$276,160 (Cdn$275,000) (June 30, 2012 - $269,872 (Cdn$275,000)) for management fees, which is non-interest bearing, unsecured and due on demand;

(ii)

$75,316 (Cdn$75,000) (June 30, 2012 - $73,602 (Cdn$75,000)) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and was due on May 22, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the former CEO to extend the term of the loan to May 22, 2014. As at December 31, 2012, accrued interest of $23,833 (Cdn$23,733) (June 30, 2012 - $17,725 (Cdn$18,062)) is owing on this loan.

(iii)

$50,000 (June 30, 2012 - $50,000) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and was due on April 1, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the former CEO to extend the term of the loan to April 1, 2014. As at December 31, 2012, accrued interest of $16,767 (June 30, 2012 - $12,986) is owing on this loan.

(iv)

$75,316 (Cdn$75,000) (June 30, 2012 - $73,602 (Cdn$75,000)) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and is due on July 1, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the former CEO to extend the term of the loan to July 1, 2014. As at December 31, 2012, accrued interest of $22,038 (Cdn$21,945) (June 30, 2012 - $15,970 (Cdn$16,274)) is owing on this loan.

(c)

During the six months ended December 31, 2012, the Company incurred management fees of $nil (2011 - $29,909), $30,202 (2011 - $29,909), and $53,907 (2011 - $37,670) to the former CEO of the Company, CEO of the Company, and Chief Financial Officer, respectively.

(d)	During the six months ended December 31, 2012, the Company incurred rent of $21,073 (2011 - $9,052) to a company with common officers and directors.

(e)	During the six months ended December 31, 2012, the Company incurred interest expense of $15,200 (2011 - $15,111) to the former CEO of the Company.

4.	Related Party Transactions

(a)

As at June 30, 2012, the Company was indebted to the President of the Company for $269,872 (Cdn$275,000) (2011 - $222,983 (Cdn$215,000)). The amount due is non-interest bearing, unsecured and due on demand.

	(b)	As at June 30, 2012, the Company was indebted to the Chief Executive Officer (“CEO”) of the Company for $513,757 (Cdn$522,322) (2011 - $446,229 (Cdn$413,209)), which consists of the following amounts:

(i) $269,873 (Cdn$275,000) (2011 - $222,983 (Cdn$215,000)) for management fees, which is non- interest bearing, unsecured and due on demand;

(ii)

$73,602 (Cdn$75,000) (2011 - $77,784 (Cdn$75,000)) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and was due on May 22, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the CEO to extend the term of the loan to May 22, 2014. As at June 30, 2012, accrued interest of $17,725 (Cdn$18,062) (2011 - $7,033 (Cdn$6,780)) is owing on this loan.

(iii)

$50,000 (2011 - $50,000) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and was due on April 1, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the CEO to extend the term of the loan to April 1, 2014. As at June 30, 2012, accrued interest of $12,986 (2011 - $5,466) is owing on this loan.

(iv)

$73,602 (Cdn$75,000) (2011 - $77,784 (Cdn$75,000)) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and is due on July 1, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the CEO to extend the term of the loan to July 1, 2014. As at June 30, 2012, accrued interest of $15,970 (Cdn$16,274) (2011 - $5,179 (Cdn$4,993)) is owing on this loan.

(c)

During the year ended June 30, 2012, the Company incurred management fees of $59,744 (2011 - $60,497), $59,744 (2011 - $60,497), and $91,210 (2011 - $74,173) to the Chief Executive Officer of the Company, President of the Company, and Chief Financial Officer, respectively.

	(d)	During the year ended June 30, 2012, the Company incurred rent of $26,017 (2011 - $17,957) to a company with common officers and directors.

	(e)	During the year ended June 30, 2012, the Company incurred interest of $30,009 (2011 - $17,490) to the Chief Executive Officer of the Company.